UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23468
American Funds Global Insight Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class A
| AGVFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 91	0.83%
Management's discussion of fund performance
The fund’s Class A shares gained 19.87% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class A (with sales charge) 2	12.98%	10.54%	9.29%
American Funds Global Insight Fund — Class A (without sales charge) 2	19.87%	11.86%	10.38%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class A shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class C
| AGVDX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 171	1.56%
Management's discussion of fund performance
The fund’s Class C shares gained 19.00% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class C (with sales charge) 2	18.00%	11.08%	9.63%
American Funds Global Insight Fund — Class C (without sales charge) 2	19.00%	11.08%	9.63%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class C shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would
prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class T
| AGVTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 62	0.56%
Management's discussion of fund performance
The fund’s Class T shares gained 20.18% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class T (with sales charge) 2	17.17%	11.62%	10.20%
American Funds Global Insight Fund — Class T (without sales charge) 2	20.18%	12.18%	10.67%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class T shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment
strategy
to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class F-1
| AGVEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 90	0.82%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 19.90% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class F-1 2	19.90%	11.90%	10.42%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class F-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal
investment
strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class F-2
| AGVGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 62	0.56%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 20.21% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class F-2 2	20.21%	12.20%	10.71%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class F-2 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable
, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class F-3
| AGVHX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 50	0.45%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 20.36% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Insight Fund — Class F-3 1,2	20.36%	12.31%	10.86%
MSCI World Inde x 3	22.02%	15.58%	11.79%
1
The fund was organized for the purpose of effecting the reorganization of Capital Group Global Equity Fund (the “predecessor fund”) into a new Delaware statutory trust on November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received
Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b)
the
percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-A
| CGVYX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 89	0.81%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 19.93% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class 529-A (with sales charge) 2	15.73%	11.12%	9.76%
American Funds Global Insight Fund — Class 529-A (without sales charge) 2	19.93%	11.92%	10.42%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class 529-A shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets
outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-C
| CGVBX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 175	1.60%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 18.94% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class 529-C (with sales charge) 2	17.94%	11.02%	9.73%
American Funds Global Insight Fund — Class 529-C (without sales charge) 2	18.94%	11.02%	9.73%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class 529-C shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the
MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple
accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-E
| CGVEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 113	1.03%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 19.65% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class 529-E 2	19.65%	11.67%	10.20%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class 529-E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage
of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multip
le accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-T
| CGVTX
for the year ended Octo
ber
31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 66	0.60%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 20.14% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class 529-T (with sales charge) 2	17.14%	11.57%	10.16%
American Funds Global Insight Fund — Class 529-T (without sales charge) 2	20.14%	12.14%	10.62%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class 529-T shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only
one
copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHARE
HO
LDER REPORT
American Funds
®
Global Insight Fund
Class 529-F-1
| CGVFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 68	0.62%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 20.16% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class 529-F-1 2	20.16%	12.11%	10.63%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class 529-F-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-F-2
| CGVGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Fu
n
ds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 64	0.58%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 20.20% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime
, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class 529-F-2 2	20.20%	12.16%	12.15%
MSCI World Index 3	22.02%	15.58%	15.57%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-F-3
| CGVHX
for the year ended Oct
ob
er 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 55	0.50%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 20.26% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class 529-F-3 2	20.26%	12.24%	12.24%
MSCI World Index 3	22.02%	15.58%	15.57%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital Group or your financial intermediary.
Lit. No. MF5YARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-1
| RGLAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on
a
hyp
othet
ical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 153	1.40%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 19.22% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class R-1 2	19.22%	11.41%	10.06%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class R-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest
a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-2
| RGLBX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 168	1.53%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.03% for the year ended October 31,
2025
. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered ne ga
tive returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class R-2 2	19.03%	11.16%	9.80%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class R-2 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States mi nu
s 5%, whichever is lower.
Availability of additional inf
orm
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-2E
| RGLHX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 128	1.17%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 19.51% for the year ended October 31, 2025. That result compares
with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class R-2E 2	19.51%	11.56%	10.19%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class R-2E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions
are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the Un ited
States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-3
| RGLDX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 120	1.09%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 19.56% for the year ended October 31, 2025. That result
compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class R-3 2	19.56%	11.60%	10.18%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class R-3 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only
one
copy of most shareholder documents will be mailed to s
hareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-4
| RGLEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(
based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 88	0.80%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 19.92% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class R-4 2	19.92%	11.94%	10.50%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class R-4 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder
document
s will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-5E
| RGLJX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(ba
se
d on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 66	0.60%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 20.17% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class R-5E 2	20.17%	12.14%	10.68%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class R-5E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applic ab
le fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
ti
stics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by
sec
tor
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional
in
formation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-5
| RGLFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(base
d
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 56	0.51%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 20.26% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class R-5 2	20.26%	12.25%	10.77%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class R-5 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total num b er of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one
co
py of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital
Group or your financial intermediary.
Lit. No. MFR5ARX-122-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-6
| RGLGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 50	0.45%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 20.33% for the year ended
October
31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class R-6 2	20.33%	12.31%	10.81%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class R-6 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%
Portfolio holdings
by
sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-122-1225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that John G. Freund, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2025	40,000	None	9,000	None
October 31, 2024	39,000	None	9,000	None
Adviser and Affiliates2
October 31, 2025	Not Applicable	None	None	None
October 31, 2024	Not Applicable	44,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2025	9,000
October 31, 2024	52,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Global Insight Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended October 31, 2025
Lit. No. MFGEFP4-122-1225 © 2025 Capital Group. All rights reserved.

Investment portfolio October 31, 2025

Common stocks 94.82%	Shares	Value (000)
Information technology 23.48%
Broadcom, Inc.	2,301,337	$850,643
Microsoft Corp.	1,439,681	745,481
Apple, Inc.	1,932,707	522,546
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,611,939	484,275
ASML Holding NV	317,822	336,527
SAP SE	1,028,960	265,882
NVIDIA Corp.	1,032,443	209,059
Fujitsu, Ltd.	6,593,500	171,944
SK hynix, Inc. (GDR)	359,941	140,619
TDK Corp.	7,397,875	127,575
KLA Corp.	99,809	120,643
Keyence Corp.	249,860	92,689
Salesforce, Inc.	329,193	85,725
Applied Materials, Inc.	248,217	57,859
Micron Technology, Inc.	234,589	52,494
Tokyo Electron, Ltd.	216,200	47,962
Accenture PLC, Class A	182,489	45,641
ServiceNow, Inc. (a)	39,532	36,341
Amphenol Corp., Class A	211,907	29,527
Intel Corp. (a)	336,270	13,448
Strategy, Inc., Class A (a)	18,789	5,064
		4,441,944

Industrials 19.57%
General Electric Co.	1,366,009	422,028
Safran SA	1,079,373	383,158
Rolls-Royce Holdings PLC	17,528,614	268,900
GE Vernova, Inc.	355,752	208,165
Airbus SE, non-registered shares	798,679	196,960
Northrop Grumman Corp.	285,306	166,462
Ingersoll-Rand, Inc.	1,818,379	138,797
DSV A/S	576,624	122,339
ABB, Ltd.	1,585,865	117,721
United Rentals, Inc.	129,063	112,437
Ryanair Holdings PLC (ADR)	1,593,954	99,590
HEICO Corp.	194,842	61,915
HEICO Corp., Class A	122,045	30,234
RTX Corp.	494,468	88,263
BAE Systems PLC	3,507,980	86,373
ITT, Inc.	457,255	84,624
Rheinmetall AG, non-registered shares	39,465	77,438
MTU Aero Engines AG	170,238	74,229
Hitachi, Ltd.	2,161,900	74,150
Epiroc AB, Class A	2,990,128	63,314
Bombardier, Inc., Class B (a)	442,858	61,878
Carrier Global Corp.	998,156	59,380
RELX PLC	1,168,436	51,645
Mitsubishi Corp.	2,051,600	49,294
Wolters Kluwer NV	384,335	47,078
AMETEK, Inc.	232,278	46,946
Paychex, Inc.	384,552	45,004
Lennox International, Inc.	84,909	42,879
ITOCHU Corp.	721,000	41,562
Axon Enterprise, Inc. (a)	54,140	39,643
Canadian National Railway Co. (CAD denominated)	395,089	37,885
Armstrong World Industries, Inc.	198,295	37,761
TransDigm Group, Inc.	28,745	37,613
CSX Corp.	977,763	35,219
Advanced Drainage Systems, Inc.	240,461	33,677
FedEx Corp.	121,266	30,780
Saia, Inc. (a)	96,112	28,113
Honeywell International, Inc.	134,636	27,106
Recruit Holdings Co., Ltd.	488,200	24,419

1	American Funds Global Insight Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
IHI Corp.	914,600	$19,061
Daikin Industries, Ltd.	99,500	11,611
Norfolk Southern Corp.	32,834	9,305
SMC Corp.	25,200	8,596
		3,703,552

Financials 14.82%
JPMorgan Chase & Co.	1,404,136	436,855
DBS Group Holdings, Ltd.	4,623,035	191,308
Deutsche Bank AG	4,954,004	176,606
London Stock Exchange Group PLC	1,349,614	168,201
Mastercard, Inc., Class A	304,511	168,087
Standard Chartered PLC	7,694,225	157,662
Munchener Ruckversicherungs-Gesellschaft AG	240,080	148,425
UniCredit SpA	1,964,843	145,340
Marsh & McLennan Cos., Inc.	775,355	138,129
Visa, Inc., Class A	404,931	137,976
AIA Group, Ltd.	12,821,278	124,754
Hong Kong Exchanges and Clearing, Ltd.	1,899,900	104,020
Aon PLC, Class A	266,071	90,645
Skandinaviska Enskilda Banken AB, Class A	4,248,958	81,105
Arch Capital Group, Ltd.	685,297	59,148
Euronext NV	398,365	56,828
Arthur J. Gallagher & Co.	188,539	47,039
S&P Global, Inc.	94,363	45,975
Deutsche Boerse AG	181,470	45,927
Partners Group Holding AG	37,045	45,279
Chubb, Ltd.	135,606	37,555
KKR & Co., Inc.	312,052	36,925
NatWest Group PLC	4,462,019	34,240
Intact Financial Corp.	177,256	33,065
Banco Santander SA	1,904,982	19,385
Progressive Corp.	93,522	19,265
Blackstone, Inc.	121,637	17,837
Brookfield Asset Management, Ltd., Class A	186,417	10,078
T&D Holdings, Inc.	464,200	9,974
ICICI Bank, Ltd. (ADR)	309,432	9,376
Tradeweb Markets, Inc., Class A	66,303	6,988
		2,803,997

Health care 8.02%
AstraZeneca PLC	1,803,298	297,053
Novo Nordisk AS, Class B	3,950,150	194,889
Abbott Laboratories	1,346,197	166,417
Amgen, Inc.	479,002	142,949
BeOne Medicines, Ltd. (ADR) (a)	372,605	115,686
EssilorLuxottica SA	309,620	113,686
Eli Lilly and Co.	74,297	64,108
Vertex Pharmaceuticals, Inc. (a)	144,798	61,622
HOYA Corp.	338,300	54,839
AbbVie, Inc.	222,797	48,579
UnitedHealth Group, Inc.	127,530	43,559
Chugai Pharmaceutical Co., Ltd.	866,500	39,967
Terumo Corp.	2,064,500	33,607
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	3,357,200	32,515
Danaher Corp.	140,135	30,182
Mettler-Toledo International, Inc. (a)	20,481	29,007
Daiichi Sankyo Co., Ltd.	1,165,900	27,900
Bristol-Myers Squibb Co.	448,022	20,640
		1,517,205

American Funds Global Insight Fund	2

Common stocks (continued)	Shares	Value (000)
Communication services 7.62%
Alphabet, Inc., Class A	1,611,071	$453,017
Alphabet, Inc., Class C	939,061	264,646
Meta Platforms, Inc., Class A	377,202	244,559
Nintendo Co., Ltd.	1,127,300	96,580
Tencent Holdings, Ltd.	848,400	68,962
ROBLOX Corp., Class A (a)	566,074	64,374
Netflix, Inc. (a)	53,264	59,595
America Movil, SAB de CV, Class B (ADR) (b)	2,603,625	59,285
Swisscom AG (a)	59,684	43,682
Koninklijke KPN NV	8,196,688	37,937
T-Mobile US, Inc.	110,778	23,269
Comcast Corp., Class A	754,002	20,988
Singapore Telecommunications, Ltd.	1,680,000	5,478
		1,442,372

Consumer discretionary 7.58%
Amazon.com, Inc. (a)	832,119	203,220
LVMH Moet Hennessy-Louis Vuitton SE	224,125	158,473
Royal Caribbean Cruises, Ltd.	548,195	157,239
MercadoLibre, Inc. (a)	41,161	95,792
Industria de Diseno Textil SA	1,721,560	94,906
Amadeus IT Group SA, Class A, non-registered shares	1,207,736	92,338
Sony Group Corp.	3,277,300	91,725
Aramark	1,604,144	60,765
Hilton Worldwide Holdings, Inc.	213,748	54,925
Chipotle Mexican Grill, Inc. (a)	1,480,098	46,904
Kering SA	129,582	45,791
Alibaba Group Holding, Ltd.	1,803,400	38,316
Ferrari NV (EUR denominated)	95,731	38,288
Marriott International, Inc., Class A	137,382	35,799
Norwegian Cruise Line Holdings, Ltd. (a)	1,501,708	33,668
Aristocrat Leisure, Ltd.	798,297	33,006
Flutter Entertainment PLC (a)	122,135	28,407
Tractor Supply Co.	482,104	26,087
TJX Cos., Inc. (The)	181,694	25,463
Evolution AB	358,845	23,990
YUM! Brands, Inc.	131,839	18,221
B&M European Value Retail SA	5,147,945	12,205
H World Group, Ltd.	2,615,100	10,135
Moncler SpA	154,493	9,229
		1,434,892

Consumer staples 4.33%
Danone SA	1,938,649	171,233
Philip Morris International, Inc.	1,065,859	153,835
L’Oreal SA, non-registered shares	238,006	99,392
Nestle SA	981,115	93,725
Anheuser-Busch InBev SA/NV	964,526	58,790
Costco Wholesale Corp.	53,192	48,482
Mondelez International, Inc., Class A	725,000	41,659
Carlsberg A/S, Class B	271,897	31,955
Hershey Co.	187,784	31,854
Keurig Dr Pepper, Inc.	788,414	21,413
British American Tobacco PLC	403,367	20,647
Pernod Ricard SA	178,642	17,502
Constellation Brands, Inc., Class A	129,941	17,072
Coca-Cola Co.	172,402	11,878
		819,437

Utilities 4.09%
Engie SA	6,566,745	153,668
RWE AG	2,981,160	146,616
Constellation Energy Corp.	380,670	143,513
Atmos Energy Corp.	498,782	85,651

3	American Funds Global Insight Fund

Common stocks (continued)		Shares	Value (000)
Utilities (continued)
Sempra		744,778	$68,475
CenterPoint Energy, Inc.		1,777,811	67,983
Iberdrola SA, non-registered shares		2,693,551	54,534
SSE PLC		1,305,558	32,864
AES Corp.		1,409,879	19,555
			772,859

Energy 2.50%
TotalEnergies SE		3,112,721	193,838
TC Energy Corp. (CAD denominated)		1,446,046	72,563
Exxon Mobil Corp.		629,085	71,942
EQT Corp.		775,074	41,528
South Bow Corp.		1,433,185	37,175
BP PLC		5,712,763	33,398
ConocoPhillips		256,734	22,813
			473,257

Materials 2.15%
Air Liquide SA		542,278	105,074
Shin-Etsu Chemical Co., Ltd.		2,245,000	67,803
Linde PLC		156,642	65,523
Freeport-McMoRan, Inc.		1,367,089	57,008
Barrick Mining Corp. (CAD denominated)		1,370,204	44,978
Sherwin-Williams Co.		76,650	26,440
Air Products and Chemicals, Inc.		85,326	20,699
International Paper Co.		439,835	16,995
Solstice Advanced Materials, Inc. (a)		33,659	1,517
			406,037

Real estate 0.66%
Welltower, Inc. REIT		533,076	96,508
Link REIT		5,459,869	28,461
			124,969
Total common stocks (cost: $12,295,043,000)			17,940,521
Short-term securities 5.17%	Weighted average yield at acquisition	Principal amount (000)
Money market investments 5.16%
Capital Group Central Cash Fund 4.08% (c)(d)		9,768,101	977,005
		Shares
Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.06% (c)(e)		1,198,058	1,198
Total short-term securities (cost: $977,971,000)			978,203
Total investment securities 99.99% (cost: $13,273,014,000)			18,918,724
Other assets less liabilities 0.01%			1,922
Net assets 100.00%			$18,920,646

American Funds Global Insight Fund	4

Investments in affiliates (d)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend or interest income (000)
Short-term securities 5.16%
Money market investments 5.16%
Capital Group Central Cash Fund 4.08% (c)	$68,115	$3,034,547	$2,125,789	$(113)	$245	$977,005	$28,823

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 10/31/2025.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Funds Global Insight Fund

Financial statements
Statement of assets and liabilities at October 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $1,304 of investment securities on loan):
Unaffiliated issuers (cost: $12,296,241)	$17,941,719
Affiliated issuers (cost: $976,773)	977,005	$18,918,724
Cash		2,176
Cash denominated in currencies other than U.S. dollars (cost: $513)		516
Cash collateral received for securities on loan		133
Receivables for:
Sales of fund’s shares	11,257
Dividends	23,956
Securities lending income	1
Other	459	35,673
		18,957,222
Liabilities:
Collateral for securities on loan		1,331
Payables for:
Purchases of investments	4,221
Repurchases of fund’s shares	22,485
Investment advisory services	6,482
Services provided by related parties	676
Trustees’ deferred compensation	216
Other	1,165	35,245
Net assets at October 31, 2025		$18,920,646
Net assets consist of:
Capital paid in on shares of beneficial interest		$13,796,878
Total distributable earnings (accumulated loss)		5,123,768
Net assets at October 31, 2025		$18,920,646

Refer to the notes to financial statements.

American Funds Global Insight Fund	6

Financial statements (continued)
Statement of assets and liabilities at October 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (668,859 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$221,392	7,879	$28.10
Class C	10,101	364	27.76
Class T	17	1	28.26
Class F-1	4,938	176	28.12
Class F-2	1,519,785	53,816	28.24
Class F-3	2,107,329	74,441	28.31
Class 529-A	18,574	661	28.11
Class 529-C	976	35	27.79
Class 529-E	211	7	28.06
Class 529-T	18	1	28.25
Class 529-F-1	18	1	28.26
Class 529-F-2	7,393	262	28.16
Class 529-F-3	18	1	28.18
Class R-1	178	6	28.05
Class R-2	1,312	47	27.67
Class R-2E	158	6	28.14
Class R-3	4,667	167	27.99
Class R-4	993	35	28.13
Class R-5E	2,289	81	28.22
Class R-5	2,066	73	28.28
Class R-6	15,018,213	530,799	28.29

Refer to the notes to financial statements.

7	American Funds Global Insight Fund

Financial statements (continued)
Statement of operations for the year ended October 31, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $11,805; also includes $28,823 from affiliates)	$303,403
Interest from unaffiliated issuers	321
Securities lending income (net of fees)	116	$303,840
Fees and expenses*:
Investment advisory services	67,319
Distribution services	695
Transfer agent services	1,661
Administrative services	4,938
529 plan services	12
Reports to shareholders	162
Registration statement and prospectus	946
Trustees’ compensation	100
Auditing and legal	92
Custodian	733
Other	100
Total fees and expenses before waivers and/or reimbursements	76,758
Less waivers and/or reimbursements of fees and expenses:
Transfer agent services waiver	5
Total fees and expenses after waivers and/or reimbursements		76,753
Net investment income		227,087
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	351,255
Affiliated issuers	(113)
Currency transactions	(716)	350,426
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	2,561,986
Affiliated issuers	245
Currency translations	531	2,562,762
Net realized gain (loss) and unrealized appreciation (depreciation)		2,913,188
Net increase (decrease) in net assets resulting from operations		$3,140,275
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Global Insight Fund	8

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended October 31,
	2025	2024

Operations:
Net investment income	$227,087	$188,466
Net realized gain (loss)	350,426	(238,206)
Net unrealized appreciation (depreciation)	2,562,762	2,588,126
Net increase (decrease) in net assets resulting from operations	3,140,275	2,538,386
Distributions paid to shareholders	(186,279)	(160,405)
Net capital share transactions	1,178,657	2,966,338
Total increase (decrease) in net assets	4,132,653	5,344,319
Net assets:
Beginning of year	14,787,993	9,443,674
End of year	$18,920,646	$14,787,993
Refer to the notes to financial statements.

9	American Funds Global Insight Fund

Notes to financial statements
1. Organization

American Funds Global Insight Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide prudent growth of capital and conservation of principal.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Funds Global Insight Fund	10

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

11	American Funds Global Insight Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of October 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,258,746	$1,183,198	$—	$4,441,944
Industrials	1,985,704	1,717,848	—	3,703,552
Financials	1,294,943	1,509,054	—	2,803,997
Health care	722,749	794,456	—	1,517,205
Communication services	1,189,733	252,639	—	1,442,372
Consumer discretionary	786,490	648,402	—	1,434,892
Consumer staples	326,193	493,244	—	819,437
Utilities	385,177	387,682	—	772,859
Energy	246,021	227,236	—	473,257
Materials	233,160	172,877	—	406,037
Real estate	96,508	28,461	—	124,969
Short-term securities	978,203	—	—	978,203
Total	$11,503,627	$7,415,097	$—	$18,918,724

American Funds Global Insight Fund	12

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

13	American Funds Global Insight Fund

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of October 31, 2025, the total value of securities on loan was $1,304,000, and the total value of collateral received was $1,331,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended October 31, 2025, the fund reclassified $6,447,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

American Funds Global Insight Fund	14

As of October 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$197,247
Capital loss carryforward*	(718,956)
Gross unrealized appreciation on investments	5,926,614
Gross unrealized depreciation on investments	(281,383)
Net unrealized appreciation (depreciation) on investments	5,645,231
Cost of investments	13,273,493
*
Reflects the utilization of capital loss carryforward of $350,352,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended October 31,
Share class	2025	2024
Class A	$1,498	$1,825
Class C	16	38
Class T	— †	— †
Class F-1	41	71
Class F-2	12,618	2,179
Class F-3	22,358	21,266
Class 529-A	139	147
Class 529-C	1	6
Class 529-E	1	1
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	57	55
Class 529-F-3	— †	— †
Class R-1	— †	1
Class R-2	2	6
Class R-2E	1	1
Class R-3	31	44
Class R-4	7	15
Class R-5E	14	15
Class R-5	16	20
Class R-6	149,479	134,715
Total	$186,279	$160,405
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.411% on the first $15.0 billion of daily net assets and decreasing to 0.390% on such assets in excess of $15.0 billion. On December 11, 2024, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2025, decreasing the annual rate to 0.385% on daily net assets in excess of $17 billion. For the year ended October 31, 2025, the investment advisory services fees were $67,319,000, which were equivalent to an annualized rate of 0.409% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

15	American Funds Global Insight Fund

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended October 31, 2025, AFS waived transfer agent services fees of $3,000 for Class R-3 and $2,000 for Class R-5E. AFS does not intend to recoup the waiver.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended October 31, 2025, the 529 plan services fees were $12,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.

American Funds Global Insight Fund	16

For the year ended October 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$515	$212	$57	Not applicable
Class C	88	10	3	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	12	6	2	Not applicable
Class F-2	Not applicable	1,349	369	Not applicable
Class F-3	Not applicable	—	572	Not applicable
Class 529-A	32	16	5	$9
Class 529-C	11	1	— *	— *
Class 529-E	1	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	4	2	3
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	1	— *	— *	Not applicable
Class R-2	8	4	— *	Not applicable
Class R-2E	1	— *	— *	Not applicable
Class R-3	24	10	1	Not applicable
Class R-4	2	1	— *	Not applicable
Class R-5E	Not applicable	4	1	Not applicable
Class R-5	Not applicable	1	— *	Not applicable
Class R-6	Not applicable	43	3,926	Not applicable

Total class-specific expenses	$695	$1,661	$4,938	$12
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $100,000 in the fund’s statement of operations reflects $73,000 in current fees (either paid in cash or deferred) and a net increase of $27,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $514,342,000 and $290,163,000, respectively, which generated $830,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2025.

17	American Funds Global Insight Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$46,789	1,861	$1,458	61	$(33,277)	(1,334)	$14,970	588
Class C	2,389	97	16	1	(2,014)	(82)	391	16
Class T	—	—	—	—	—	—	—	—
Class F-1	1,350	54	41	2	(3,663)	(149)	(2,272)	(93)
Class F-2	471,850	18,696	12,398	514	(222,250)	(8,859)	261,998	10,351
Class F-3	201,668	7,999	22,346	924	(234,933)	(9,252)	(10,919)	(329)
Class 529-A	3,132	125	139	6	(2,680)	(108)	591	23
Class 529-C	144	6	1	— †	(538)	(22)	(393)	(16)
Class 529-E	68	2	1	— †	(51)	(2)	18	— †
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	2,242	89	57	2	(948)	(36)	1,351	55
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	17	1	— †	— †	(50)	(3)	(33)	(2)
Class R-2	323	13	2	— †	(223)	(9)	102	4
Class R-2E	59	3	1 †	— †	(28)	(1)	32	2
Class R-3	1,937	78	31	1	(2,572)	(99)	(604)	(20)
Class R-4	197	8	7	— †	(177)	(8)	27	— †
Class R-5E	1,103	44	14	1	(382)	(15)	735	30
Class R-5	887	33	13	1	(387)	(15)	513	19
Class R-6	1,837,595	73,044	149,481	6,184	(1,074,926)	(42,390)	912,150	36,838
Total net increase (decrease)	$2,571,750	102,153	$186,006	7,697	$(1,579,099)	(62,384)	$1,178,657	47,466
Refer to the end of the table(s) for footnote(s).

American Funds Global Insight Fund	18

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$28,152	1,274	$1,787	87	$(27,896)	(1,250)	$2,043	111
Class C	1,018	46	37	2	(1,412)	(65)	(357)	(17)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,201	53	71	3	(1,597)	(72)	(325)	(16)
Class F-2	967,470	41,979	1,921	93	(131,781)	(5,705)	837,610	36,367
Class F-3	350,472	15,387	21,264	1,023	(156,177)	(7,050)	215,559	9,360
Class 529-A	3,440	151	147	7	(2,190)	(98)	1,397	60
Class 529-C	234	11	6	— †	(318)	(14)	(78)	(3)
Class 529-E	7	— †	1	— †	(20)	(1)	(12)	(1)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,398	63	54	2	(604)	(27)	848	38
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	61	3	1	— †	— †	— †	62	3
Class R-2	264	12	6	— †	(139)	(6)	131	6
Class R-2E	8	— †	1	— †	(25)	(1)	(16)	(1)
Class R-3	1,359	61	43	2	(1,156)	(52)	246	11
Class R-4	134	6	15	1	(604)	(27)	(455)	(20)
Class R-5E	464	20	15	1	(343)	(16)	136	5
Class R-5	177	8	18	1	(427)	(18)	(232)	(9)
Class R-6	2,378,509	104,069	134,715	6,486	(603,443)	(27,162)	1,909,781	83,393
Total net increase (decrease)	$3,734,368	163,143	$160,102	7,708	$(928,132)	(41,564)	$2,966,338	129,287
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,331,924,000 and $5,480,439,000, respectively, during the year ended October 31, 2025.
11. Ownership concentration

At October 31, 2025, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were American Funds 2035 Target Date Retirement Fund and American Funds 2040 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 11% and 11%, respectively. CRMC is the investment adviser to the two target date retirement funds.

19	American Funds Global Insight Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
10/31/2025	$23.64	$.25	$4.41	$4.66	$(.20 )	$—	$(.20 )	$28.10	19.87%	$222	.83%	.83%	1.01%
10/31/2024	19.07	.26	4.56	4.82	(.25 )	—	(.25 )	23.64	25.45	172.86		.86	1.15
10/31/2023	17.47	.26	1.54	1.80	(.20 )	—	(.20 )	19.07	10.34	137.87		.87	1.33
10/31/2022	21.74	.20	(4.34)	(4.14)	(.13 )	—	(.13 )	17.47	(19.16)	106.88		.88	1.03
10/31/2021	16.75	.18	4.92	5.10	(.11 )	—	(.11 )	21.74	30.57	100.93		.90	.87
Class C:
10/31/2025	23.37	.07	4.36	4.43	(.04 )	—	(.04 )	27.76	19.00	10	1.56	1.56	.28
10/31/2024	18.85	.10	4.53	4.63	(.11 )	—	(.11 )	23.37	24.62	8	1.56	1.56	.45
10/31/2023	17.27	.12	1.53	1.65	(.07 )	—	(.07 )	18.85	9.54	7	1.57	1.57	.63
10/31/2022	21.52	.06	(4.31)	(4.25)	— [5]	—	— [5]	17.27	(19.74)	6	1.58	1.58	.33
10/31/2021	16.66	.03	4.90	4.93	(.07 )	—	(.07 )	21.52	29.71	6	1.63	1.60	.17
Class T:
10/31/2025	23.78	.32	4.43	4.75	(.27 )	—	(.27 )	28.26	20.18 [6]	— [7]	.56 [6]	.56 [6]	1.28 [6]
10/31/2024	19.18	.33	4.58	4.91	(.31 )	—	(.31 )	23.78	25.82 [6]	— [7]	.56 [6]	.56 [6]	1.45 [6]
10/31/2023	17.56	.32	1.55	1.87	(.25 )	—	(.25 )	19.18	10.70 [6]	— [7]	.56 [6]	.56 [6]	1.65 [6]
10/31/2022	21.83	.26	(4.36)	(4.10)	(.17 )	—	(.17 )	17.56	(18.92)[6]	— [7]	.56 [6]	.56 [6]	1.33 [6]
10/31/2021	16.77	.23	4.94	5.17	(.11 )	—	(.11 )	21.83	30.94 [6]	— [7]	.67 [6]	.64 [6]	1.12 [6]
Class F-1:
10/31/2025	23.64	.25	4.42	4.67	(.19 )	—	(.19 )	28.12	19.90	5.82		.82	1.01
10/31/2024	19.07	.26	4.57	4.83	(.26 )	—	(.26 )	23.64	25.50	7.83		.83	1.18
10/31/2023	17.47	.27	1.54	1.81	(.21 )	—	(.21 )	19.07	10.38	6.82		.82	1.37
10/31/2022	21.75	.20	(4.34)	(4.14)	(.14 )	—	(.14 )	17.47	(19.14)	4.84		.84	1.06
10/31/2021	16.76	.19	4.92	5.11	(.12 )	—	(.12 )	21.75	30.61	4.90		.87	.91
Class F-2:
10/31/2025	23.77	.32	4.44	4.76	(.29 )	—	(.29 )	28.24	20.21	1,520.56		.56	1.28
10/31/2024	19.17	.28	4.63	4.91	(.31 )	—	(.31 )	23.77	25.83	1,033.54		.54	1.21
10/31/2023	17.56	.32	1.55	1.87	(.26 )	—	(.26 )	19.17	10.66	136.56		.56	1.65
10/31/2022	21.83	.26	(4.36)	(4.10)	(.17 )	—	(.17 )	17.56	(18.90)	120.57		.57	1.35
10/31/2021	16.80	.24	4.94	5.18	(.15 )	—	(.15 )	21.83	30.96	98.64		.61	1.16
Class F-3:
10/31/2025	23.81	.35	4.45	4.80	(.30 )	—	(.30 )	28.31	20.36	2,107.45		.45	1.40
10/31/2024	19.20	.35	4.59	4.94	(.33 )	—	(.33 )	23.81	25.96	1,781.45		.45	1.54
10/31/2023	17.58	.34	1.55	1.89	(.27 )	—	(.27 )	19.20	10.80	1,256.46		.46	1.75
10/31/2022	21.85	.28	(4.36)	(4.08)	(.19 )	—	(.19 )	17.58	(18.83)	1,116.47		.47	1.43
10/31/2021	16.81	.25	4.94	5.19	(.15 )	—	(.15 )	21.85	31.03	1,249.56		.53	1.23
Class 529-A:
10/31/2025	23.65	.26	4.42	4.68	(.22 )	—	(.22 )	28.11	19.93	19.81		.81	1.04
10/31/2024	19.08	.27	4.56	4.83	(.26 )	—	(.26 )	23.65	25.50	15.81		.81	1.20
10/31/2023	17.48	.27	1.54	1.81	(.21 )	—	(.21 )	19.08	10.37	11.82		.82	1.38
10/31/2022	21.76	.20	(4.34)	(4.14)	(.14 )	—	(.14 )	17.48	(19.13)	9.86		.86	1.06
10/31/2021	16.75	.21	4.90	5.11	(.10 )	—	(.10 )	21.76	30.69	7.83		.80	.99
Refer to the end of the table(s) for footnote(s).

American Funds Global Insight Fund	20

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
10/31/2025	$23.38	$.06	$4.37	$4.43	$(.02 )	$—	$(.02 )	$27.79	18.94%	$1	1.60%	1.60%	.23%
10/31/2024	18.87	.09	4.52	4.61	(.10 )	—	(.10 )	23.38	24.52	1	1.60	1.60	.41
10/31/2023	17.27	.12	1.53	1.65	(.05 )	—	(.05 )	18.87	9.53	1	1.62	1.62	.61
10/31/2022	21.53	.05	(4.31)	(4.26)	—	—	—	17.27	(19.79)	1	1.62	1.62	.27
10/31/2021	16.66	.03	4.90	4.93	(.06 )	—	(.06 )	21.53	29.62	1	1.66	1.63	.16
Class 529-E:
10/31/2025	23.61	.19	4.42	4.61	(.16 )	—	(.16 )	28.06	19.65	— [7]	1.03	1.03	.75
10/31/2024	19.02	.22	4.55	4.77	(.18 )	—	(.18 )	23.61	25.24	— [7]	1.03	1.03	.98
10/31/2023	17.43	.23	1.53	1.76	(.17 )	—	(.17 )	19.02	10.11	— [7]	1.05	1.05	1.19
10/31/2022	21.70	.17	(4.34)	(4.17)	(.10 )	—	(.10 )	17.43	(19.30)	— [7]	1.04	1.04	.89
10/31/2021	16.73	.14	4.93	5.07	(.10 )	—	(.10 )	21.70	30.42 [6]	— [7]	1.07 [6]	1.04 [6]	.69 [6]
Class 529-T:
10/31/2025	23.77	.31	4.43	4.74	(.26 )	—	(.26 )	28.25	20.14 [6]	— [7]	.60 [6]	.60 [6]	1.25 [6]
10/31/2024	19.17	.32	4.58	4.90	(.30 )	—	(.30 )	23.77	25.78 [6]	— [7]	.60 [6]	.60 [6]	1.41 [6]
10/31/2023	17.55	.31	1.55	1.86	(.24 )	—	(.24 )	19.17	10.64 [6]	— [7]	.60 [6]	.60 [6]	1.61 [6]
10/31/2022	21.82	.25	(4.36)	(4.11)	(.16 )	—	(.16 )	17.55	(18.97)[6]	— [7]	.62 [6]	.62 [6]	1.27 [6]
10/31/2021	16.77	.22	4.93	5.15	(.10 )	—	(.10 )	21.82	30.91 [6]	— [7]	.71 [6]	.69 [6]	1.08 [6]
Class 529-F-1:
10/31/2025	23.77	.31	4.44	4.75	(.26 )	—	(.26 )	28.26	20.16 [6]	— [7]	.62 [6]	.62 [6]	1.22 [6]
10/31/2024	19.17	.31	4.58	4.89	(.29 )	—	(.29 )	23.77	25.74 [6]	— [7]	.63 [6]	.63 [6]	1.38 [6]
10/31/2023	17.55	.31	1.54	1.85	(.23 )	—	(.23 )	19.17	10.60 [6]	— [7]	.63 [6]	.63 [6]	1.57 [6]
10/31/2022	21.82	.24	(4.35)	(4.11)	(.16 )	—	(.16 )	17.55	(18.98)[6]	— [7]	.66 [6]	.66 [6]	1.23 [6]
10/31/2021	16.79	.22	4.94	5.16	(.13 )	—	(.13 )	21.82	30.82 [6]	— [7]	.72 [6]	.69 [6]	1.07 [6]
Class 529-F-2:
10/31/2025	23.69	.32	4.42	4.74	(.27 )	—	(.27 )	28.16	20.20	8.58		.58	1.28
10/31/2024	19.11	.32	4.56	4.88	(.30 )	—	(.30 )	23.69	25.78	5.58		.58	1.42
10/31/2023	17.50	.32	1.54	1.86	(.25 )	—	(.25 )	19.11	10.67	3.59		.59	1.63
10/31/2022	21.77	.26	(4.36)	(4.10)	(.17 )	—	(.17 )	17.50	(18.97)	3.60		.60	1.33
10/31/2021	16.75	.23	4.93	5.16	(.14 )	—	(.14 )	21.77	30.91	2.68		.65	1.13
Class 529-F-3:
10/31/2025	23.71	.34	4.42	4.76	(.29 )	—	(.29 )	28.18	20.26	— [7]	.50	.50	1.35
10/31/2024	19.12	.34	4.57	4.91	(.32 )	—	(.32 )	23.71	25.90	— [7]	.50	.50	1.50
10/31/2023	17.51	.33	1.54	1.87	(.26 )	—	(.26 )	19.12	10.71	— [7]	.52	.52	1.69
10/31/2022	21.76	.26	(4.33)	(4.07)	(.18 )	—	(.18 )	17.51	(18.86)	— [7]	.53	.53	1.36
10/31/2021	16.75	.24	4.93	5.17	(.16 )	—	(.16 )	21.76	30.99	— [7]	.66	.58	1.18
Class R-1:
10/31/2025	23.60	.11	4.41	4.52	(.07 )	—	(.07 )	28.05	19.22 [6]	— [7]	1.40 [6]	1.40 [6]	.42 [6]
10/31/2024	19.07	.13	4.57	4.70	(.17 )	—	(.17 )	23.60	24.75 [6]	— [7]	1.41 [6]	1.41 [6]	.57 [6]
10/31/2023	17.52	.15	1.56	1.71	(.16 )	—	(.16 )	19.07	9.79 [6]	— [7]	1.39 [6]	1.39 [6]	.78 [6]
10/31/2022	21.77	.13	(4.36)	(4.23)	(.02 )	—	(.02 )	17.52	(19.41)[6]	— [7]	1.27 [6]	1.26 [6]	.68 [6]
10/31/2021	16.80	.16	4.93	5.09	(.12 )	—	(.12 )	21.77	30.45 [6]	— [7]	1.23 [6]	1.10 [6]	.79 [6]
Refer to the end of the table(s) for footnote(s).

21	American Funds Global Insight Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
10/31/2025	$23.30	$.08	$4.35	$4.43	$(.06 )	$—	$(.06 )	$27.67	19.03%	$1	1.53%	1.53%	.33%
10/31/2024	18.84	.11	4.51	4.62	(.16 )	—	(.16 )	23.30	24.66	1	1.52	1.52	.50
10/31/2023	17.31	.13	1.53	1.66	(.13 )	—	(.13 )	18.84	9.59	1	1.52	1.52	.68
10/31/2022	21.64	.08	(4.31)	(4.23)	(.10 )	—	(.10 )	17.31	(19.64)	— [7]	1.49	1.49	.44
10/31/2021	16.75	.07	4.92	4.99	(.10 )	—	(.10 )	21.64	29.90	— [7]	1.45	1.43	.36
Class R-2E:
10/31/2025	23.66	.18	4.42	4.60	(.12 )	—	(.12 )	28.14	19.51 [6]	— [7]	1.17 [6]	1.17 [6]	.73 [6]
10/31/2024	19.08	.19	4.57	4.76	(.18 )	—	(.18 )	23.66	25.08 [6]	— [7]	1.16 [6]	1.16 [6]	.85 [6]
10/31/2023	17.49	.20	1.54	1.74	(.15 )	—	(.15 )	19.08	9.97 [6]	— [7]	1.17 [6]	1.17 [6]	1.04 [6]
10/31/2022	21.74	.14	(4.35)	(4.21)	(.04 )	—	(.04 )	17.49	(19.39)[6]	— [7]	1.16 [6]	1.16 [6]	.74 [6]
10/31/2021	16.81	.14	4.95	5.09	(.16 )	—	(.16 )	21.74	30.39 [6]	— [7]	1.22 [6]	1.17 [6]	.69 [6]
Class R-3:
10/31/2025	23.57	.20	4.38	4.58	(.16 )	—	(.16 )	27.99	19.56	5	1.16	1.09	.81
10/31/2024	19.04	.21	4.56	4.77	(.24 )	—	(.24 )	23.57	25.23	5	1.12	1.07	.93
10/31/2023	17.47	.19	1.57	1.76	(.19 )	—	(.19 )	19.04	10.07	3	1.12	1.07	.99
10/31/2022	21.71	.15	(4.35)	(4.20)	(.04 )	—	(.04 )	17.47	(19.39)	1	1.14	1.14	.78
10/31/2021	16.76	.15	4.91	5.06	(.11 )	—	(.11 )	21.71	30.32	1	1.12	1.09	.72
Class R-4:
10/31/2025	23.66	.25	4.43	4.68	(.21 )	—	(.21 )	28.13	19.92	1.80		.80	1.01
10/31/2024	19.09	.26	4.58	4.84	(.27 )	—	(.27 )	23.66	25.57	1.80		.80	1.16
10/31/2023	17.48	.25	1.56	1.81	(.20 )	—	(.20 )	19.09	10.39	1.80		.80	1.29
10/31/2022	21.79	.20	(4.33)	(4.13)	(.18 )	—	(.18 )	17.48	(19.11)	1.81		.81	1.05
10/31/2021	16.80	.22	4.91	5.13	(.14 )	—	(.14 )	21.79	30.69	1.86		.82	1.06
Class R-5E:
10/31/2025	23.74	.32	4.42	4.74	(.26 )	—	(.26 )	28.22	20.17	2.71		.60	1.26
10/31/2024	19.15	.31	4.58	4.89	(.30 )	—	(.30 )	23.74	25.79	1.67		.60	1.40
10/31/2023	17.54	.31	1.54	1.85	(.24 )	—	(.24 )	19.15	10.60	1.69		.61	1.58
10/31/2022	21.83	.24	(4.35)	(4.11)	(.18 )	—	(.18 )	17.54	(18.99)	1.66		.66	1.26
10/31/2021	16.81	.26	4.92	5.18	(.16 )	—	(.16 )	21.83	30.95	— [7]	.69	.63	1.23
Class R-5:
10/31/2025	23.79	.34	4.43	4.77	(.28 )	—	(.28 )	28.28	20.26	2.51		.51	1.34
10/31/2024	19.19	.34	4.58	4.92	(.32 )	—	(.32 )	23.79	25.89	1.50		.50	1.52
10/31/2023	17.57	.33	1.55	1.88	(.26 )	—	(.26 )	19.19	10.76	1.50		.50	1.68
10/31/2022	21.85	.27	(4.36)	(4.09)	(.19 )	—	(.19 )	17.57	(18.89)	— [7]	.52	.52	1.38
10/31/2021	16.81	.25	4.94	5.19	(.15 )	—	(.15 )	21.85	31.03	— [7]	.61	.55	1.22
Class R-6:
10/31/2025	23.80	.35	4.44	4.79	(.30 )	—	(.30 )	28.29	20.33	15,018.45		.45	1.39
10/31/2024	19.19	.35	4.59	4.94	(.33 )	—	(.33 )	23.80	25.98	11,757.45		.45	1.54
10/31/2023	17.58	.34	1.54	1.88	(.27 )	—	(.27 )	19.19	10.74	7,880.46		.46	1.75
10/31/2022	21.85	.28	(4.36)	(4.08)	(.19 )	—	(.19 )	17.58	(18.82)	6,776.47		.47	1.43
10/31/2021	16.81	.28	4.92	5.20	(.16 )	—	(.16 )	21.85	31.14	7,384.52		.47	1.32

	Year ended October 31,
	2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[8]	35%	21%	23%	20%	6%

American Funds Global Insight Fund	22

Financial highlights (continued)
[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $.01.
[6]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[7]	Amount less than $1 million.
[8]	Rates do not include the fund’s portfolio activity with respect to any Central Funds
Refer to the notes to financial statements.

23	American Funds Global Insight Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Global Insight Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds Global Insight Fund (the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
December 11, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

American Funds Global Insight Fund	24

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2025:
Qualified dividend income	100%
Section 163(j) interest dividends	$23,977,000
Corporate dividends received deduction	$82,830,000
U.S. government income that may be exempt from state taxation	$17,373,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

25

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

American Funds Global Insight Fund	26

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Global Insight Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2026

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 07, 2026